ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Income Tax (Detail)	12 Months Ended
Dec. 31, 2019 item
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Minimum effective tax rate on computable assets	1.00%
Number of tax liability	2
Period excess minimum tax can be carry over as payment of income tax	10 years